Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurements
Schedule of financial assets and liabilities measured and recorded at fair value on a recurring basis

	2021
	Level 1	Level 2	Level 3	Total
Assets
Commercial Paper	$33,275	$—	$—	$33,275
Corporate Bonds	$39,593	$—	$—	$39,593
Government Bonds	$3,017	$—	$—	$3,017
Liabilities
Public Warrants	$26,483	$—	$—	$26,483
Private Warrants	$—	$23,537	$—	$23,537

	2020
	Level 1	Level 2	Level 3	Total
Liabilities
2020 Convertible Promissory Notes Embedded Derivative	$—	$—	$2,817	$2,817
2019 Convertible Promissory Notes	$—	$—	$3,612	$3,612

Schedule of fair value of financial instruments that are not recorded at fair value

	December 31, 2020
	Principal Amount	Fair Value
APIC:
2020 Convertible Promissory Notes	$5,125	$7,424

Schedule of Level 2 inputs used in the recurring valuation of the Private Placement Warrants

	December 8, 2021	December 31, 2021
Exercise Price	$11.50	$11.50
Stock Price	$13.01	$8.74
Volatility	48.4%	48.9%
Term	5	4.94
Risk-free rate	1.26%	1.24%

Schedule of reconciliation of the warrants measured at fair value

The following table provides a reconciliation of the Private Placement Warrants measured at fair value using Level 2 significant unobservable inputs (in thousands):

2021
December 8, 2021	$6.07
Change in fair value	$(3.00)
December 31, 2021	$3.07